UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012
                                                ----------------------------
Check here if Amendment [    ]; Amendment Number:
                                                   -------
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
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           Upper Church Street, Douglas
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           Isle of Man IM1 1EE
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Form 13F File Number: 028-13625
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Haynes
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Title:  Director
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Phone:  44-1624-643155
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Signature,  Place,  and  Date  of  Signing:

/s/ Anthony Haynes                 Isle of Man                 November 13, 2012
-----------------------     -----------------------------     ------------------
[Signature]                       [City, State]                     [Date]



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Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      245,922
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  NONE







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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             032511107    5,412    77,400 SH       SOLE                   77,400      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105   11,158   199,000 SH       SOLE                  199,000      0    0
COBALT INTL ENERGY INC       COM             19075F106    6,200   278,400 SH       SOLE                  278,400      0    0
DIANA SHIPPING INC           COM             Y2066G104   11,841 1,832,900 SH       SOLE                1,832,900      0    0
FIRST SOLAR INC              COM             336433107    6,955   314,050 SH       SOLE                  314,050      0    0
FLOWSERVE CORP               COM             34354P105    9,964    78,000 SH       SOLE                   78,000      0    0
GASLOG LTD                   SHS             G37585109    7,909   683,000 SH       SOLE                  683,000      0    0
GENCO SHIPPING & TRADING LTD NOTE 5.000% 8/1 36869MAA3      899 2,000,000 PRN      SOLE                        0      0    0
KBR INC                      COM             48242W106   14,239   477,500 SH       SOLE                  477,500      0    0
MARKET VECTORS ETF TR        OIL SVCS ETF    57060U191   28,769   715,000 SH  PUT  SOLE                  715,000      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   15,653   195,400 SH       SOLE                  195,400      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103   10,609   296,500 SH       SOLE                  296,500      0    0
OCEAN RIG UDW INC            SHS             Y64354205    9,010   552,450 SH       SOLE                  552,450      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106   10,620 1,065,200 SH       SOLE                1,065,200      0    0
PHILLIPS 66                  COM             718546104   10,433   225,000 SH       SOLE                  225,000      0    0
ROWAN COMPANIES PLC          SHS CL A        G7665A101   11,259   333,400 SH       SOLE                  333,400      0    0
ROYAL CARIBBEAN CRUISES LTD  COM             V7780T103   21,591   714,700 SH       SOLE                  714,700      0    0
SCORPIO TANKERS INC          SHS             Y7542C106   13,567 2,261,096 SH       SOLE                2,261,096      0    0
SUNPOWER CORP                COM             867652406    3,172   703,423 SH       SOLE                  703,423      0    0
TRANSOCEAN LTD               REG SHS         H8817H100   11,730   261,300 SH       SOLE                  261,300      0    0
SCHLUMBERGER LTD             COM             806857108    9,555   132,100 SH       SOLE                  132,100      0    0
VALERO ENERGY CORP NEW       COM             91913Y100   15,377   485,400 SH       SOLE                  485,400      0    0
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